Goodwill and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Goodwill	$ 2,775	$ 2,775
Other assets	1,124	1,396
Total goodwill and other assets	$ 3,899	$ 4,171